Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment and geographic information
Net revenue		¥ 347,503	¥ 371,241	¥ 762,537	¥ 738,582
Unrealized gain (loss) on investments in equity securities held for operating purposes		(10,899)	2,592	(1,901)	6,089
Consolidated net revenue	[1]	336,604	373,833	760,636	744,671
Non-interest expenses		¥ 316,727	¥ 299,828	¥ 634,747	¥ 618,992
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		¥ 316,727	¥ 299,828	¥ 634,747	¥ 618,992
Income before income taxes		30,776	71,413	127,790	119,590
Unrealized gain (loss) on investments in equity securities held for operating purposes		(10,899)	2,592	(1,901)	6,089
Consolidated income before income taxes		¥ 19,877	¥ 74,005	¥ 125,889	¥ 125,679

[1]	There is no revenue derived from transactions with a single major external customer.